Expense Example (Lifecycle 2035 Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Lifecycle 2035 Trust
Expense Example:
Year 1	$ 99
Year 3	309
Year 5	536
Year 10	1,190
Series II, Lifecycle 2035 Trust
Expense Example:
Year 1	119
Year 3	372
Year 5	644
Year 10	1,420
Series NAV, Lifecycle 2035 Trust
Expense Example:
Year 1	94
Year 3	293
Year 5	509
Year 10	$ 1,131